Trade and Other Receivables by Currency (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Trade and other receivables by currency [Line Items]
Trade receivables, net of provision, and other receivables, excluding prepayments	$ 427	$ 249
HK$
Trade and other receivables by currency [Line Items]
Trade receivables, net of provision, and other receivables, excluding prepayments	341	210
MOP
Trade and other receivables by currency [Line Items]
Trade receivables, net of provision, and other receivables, excluding prepayments	29	37
US$
Trade and other receivables by currency [Line Items]
Trade receivables, net of provision, and other receivables, excluding prepayments	$ 57	$ 2